Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14: SUBSEQUENT EVENTS

During January 2016 the Company re-issued 100 Class A Treasury Shares. The Company re-issued those shares as it raised an additional $200.

On January 29, 2016, the Company entered into a Merger Agreement with Magnolia Solar Corporation (“MSC”) providing, among other things, for the acquisition of the Company by MSC in a share for share exchange pursuant to which it was contemplated that at the closing the Company shareholders would own approximately 95% of the outstanding shares of MSC. On March 18, 2016, in a special meeting called by MSC, the shareholders of MSC approved proposals necessary to complete the merger. Following the shareholder meeting, the name of MSC was changed to Ecoark Holdings, Inc. (EHI). Further, the Articles of Incorporation were amended to increase the authorized shares of common stock to 100,000 shares, to effect the creation of 5,000 shares of "blank check" preferred stock, and to approve a reverse stock split of the MSC common stock of 1 for 250.

On March 24, 2016, FINRA corporate action announced the reverse split and the name change which became effective in the market on March 28, 2016. Following that, EHI stock will trade under the symbol “EARK.” All actions to close the merger were completed in March 2016.

In conjunction with the merger, MSC offered up to 5,000 thousand units at a price of $4.00 per unit or a maximum of $20,000 in a private placement offering. Each unit consists of one share of MSC (now EHI) common stock (par value $0.001 per share) and a warrant to purchase one share of MSC (now EHI) common stock exercisable on or before December 31, 2018 at a price of $5.00 per share. The units are being offered to an unlimited number of Accredited Investors until the earlier of the date upon which subscriptions for the maximum offering have been received and accepted; March 31, 2016, subject to a 60-day extension at the option of EHI; or the date upon which the offering is terminated by EHI. On March 24, 2016 the Company received proceeds of $6,725 from EHI as a result of subscriptions to the offering.